Note 14 - Investment in Joint Venture and Other Investment - Investment in Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance		$ 4,000,000	$ 7,396,738
Total gain for the period included in Investment income			1,024,714
Impairment of other investment			(4,421,452)
Return of funds, September 22, 2017		(4,000,000)
Balance			$ 4,000,000